Expense Example, No Redemption - Calamos Bitcoin Structured Alt Protection ETF - July - Calamos Bitcoin Structured Alt Protection ETF - July	Jul. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221